Other non-current liabilities	12 Months Ended
Dec. 31, 2024
Other non-current liabilities
Other non-current liabilities
11.	Other non-current liabilities

Other non-current liabilities consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Deposits received from franchisees	181,926	235,080
Asset retirement obligations	3,958	4,132
Others	8,568	6,356
Total	194,452	245,568